PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2012	2011
	$	$
Cost:
Computers and peripheral equipment	274	254
Office furniture and equipment	198	194
Leasehold improvements	29	24
	501	472
Accumulated depreciation:
Computers and peripheral equipment	253	246
Office furniture and equipment	143	128
Leasehold improvements	12	2
	408	376
Depreciated cost	93	96